Summary of Significant Accounting Policies - Long Lived Assets and Deferred Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Annual growth factor management fees after 2019	0.68%
Utilization rate of fleet	99.50%
Amortization of deferred drydock and special survey costs	$ 13,828,000	$ 14,727,000	$ 13,768,000
Amortization and write-off of deferred financing costs	7,880,000	6,391,000	5,653,000
Impairment loss	200,657,000	50,565,000	0
Vessels
Property Plant And Equipment [Line Items]
Scrap value of vessels per LWT	340
Capitalized interest costs	$ 1,908,000	4,764,000	$ 5,843,000
Ocean-going vessels | Minimum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	30 months
Ocean-going vessels | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	60 months
Pushboats and barges | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	96 months
One dry bulk vessel held and used
Property Plant And Equipment [Line Items]
Impairment loss		$ 32,930,000
Four dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss	$ 179,186,000